July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Enhanced International Active ETF | ENHI | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.6%
AGL Energy Ltd.	348	$2,025
ALS Ltd.	161	2,430
ANZ Group Holdings Ltd.	3,229	84,390
Aristocrat Leisure Ltd.	664	29,844
ASX Ltd.	149	5,747
Aurizon Holdings Ltd.	26	76
BHP Group Ltd.	5,003	210,879
Brambles Ltd.	1,725	23,680
Capricorn Metals Ltd.	45	399
CAR Group Ltd.	300	5,478
Cochlear Ltd.	42	3,520
Coles Group Ltd.	1,070	18,076
Commonwealth Bank of Australia	1,642	205,258
Computershare Ltd.	510	14,654
CSL Ltd.	486	42,020
Evolution Mining Ltd.	2,588	20,521
Fortescue Ltd.	1,305	16,934
Goodman Group	1,410	29,355
HUB24 Ltd.	3	179
Insurance Australia Group Ltd.	926	5,517
JB Hi-Fi Ltd.	147	8,456
Lynas Rare Earths Ltd.(a)	888	8,716
Macquarie Group Ltd.	446	79,173
Medibank Pvt Ltd.	3,229	11,704
National Australia Bank Ltd.	3,343	96,800
Northern Star Resources Ltd.	1,307	18,113
Orica Ltd.	263	4,296
Origin Energy Ltd.	1,429	10,781
PLS Group Ltd.(a)	2,744	7,973
Pro Medicus Ltd.	28	3,185
QBE Insurance Group Ltd.	1,070	18,559
Ramelius Resources Ltd.	1,044	2,245
REA Group Ltd.	167	18,860
Regis Resources Ltd.	649	2,781
Rio Tinto Ltd.	305	36,350
Santos Ltd.	4,350	24,159
Scentre Group	2,927	8,036
Sonic Healthcare Ltd.	388	5,938
Stockland	4,340	12,991
Suncorp Group Ltd.	1,105	14,868
Telstra Group Ltd.	4,082	14,411
Transurban Group	1,644	17,073
Washington H Soul Pattinson & Co. Ltd.	305	9,899
Wesfarmers Ltd.	1,086	68,022
Westgold Resources Ltd.	1,029	3,430
Westpac Banking Corp.	3,587	95,117
WiseTech Global Ltd.	181	4,665
Woodside Energy Group Ltd.	1,983	46,412
Woolworths Group Ltd.	1,187	33,124
Worley Ltd.	482	3,578
Xero Ltd.(a)	189	9,436
		1,420,133
Austria — 0.4%
AT&S Austria Technologie & Systemtechnik AG(a)	5	766
BAWAG Group AG(b)	21	4,259
Erste Group Bank AG	449	58,694
OMV AG	102	7,459
Raiffeisen Bank International AG	160	10,985
Verbund AG	120	8,237
		90,400
Security	Shares	Value
Belgium — 1.0%
Ageas SA/NV	127	$10,510
Anheuser-Busch InBev SA/NV	960	83,380
Argenx SE(a)	50	42,825
Elia Group SA/NV, Class B	45	6,448
Financiere de Tubize SA	22	4,920
KBC Group NV	226	32,512
Sofina SA	5	1,417
Syensqo SA	63	5,604
UCB SA	128	32,856
Umicore SA	88	2,196
		222,668
Denmark — 1.6%
AP Moller - Maersk A/S, Class A	1	2,607
AP Moller - Maersk A/S, Class B, NVS	2	5,373
Danske Bank A/S	980	56,399
DSV A/S	143	30,905
Genmab A/S(a)	80	23,027
Novo Nordisk A/S, Class B	3,346	158,271
Novonesis Novozymes B, Class B	300	19,531
Orsted A/S(a)(b)	400	8,918
Pandora A/S	62	7,764
Rockwool A/S, Class B	27	863
Tryg A/S	7	167
Vestas Wind Systems A/S	948	25,518
		339,343
Finland — 0.8%
Fortum OYJ	181	4,115
Kone OYJ, Class B	468	27,002
Metso OYJ	508	9,509
Neste OYJ	265	9,391
Nokia OYJ	5,671	52,417
Orion OYJ, Class B	100	9,349
Sampo OYJ, Class A	3,758	41,607
UPM-Kymmene OYJ	260	7,073
Wartsila OYJ Abp	688	23,332
		183,795
France — 10.7%
Abivax SA, NVS(a)	49	6,081
Accor SA	107	5,565
Air Liquide SA	691	136,133
Airbus SE	610	143,203
Alstom SA(a)	121	2,242
Amundi SA(b)	47	5,136
ArcelorMittal SA	376	26,560
AXA SA	2,078	107,702
Ayvens SA(b)	345	4,650
BioMerieux	66	5,261
BNP Paribas SA	1,103	140,157
Bouygues SA	6	338
Bureau Veritas SA	872	27,895
Capgemini SE	262	31,141
Cie de Saint-Gobain SA	521	48,967
Cie Generale des Etablissements Michelin SCA	606	24,495
Credit Agricole SA	1,357	30,323
Danone SA	524	40,760
Dassault Systemes SE	823	19,147
Eiffage SA	120	17,055
Engie SA	1,868	58,228
EssilorLuxottica SA	333	63,044
Eurofins Scientific SE	124	9,779
Euronext NV(b)	100	18,285

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Hermes International SCA	23	$40,753
Ipsen SA	5	966
Kering SA	42	13,863
Klepierre SA	103	4,678
Legrand SA	300	45,609
L'Oreal SA	251	111,794
LVMH Moet Hennessy Louis Vuitton SE	245	134,538
Nexans SA	9	1,371
Orange SA	2,221	42,438
Pernod Ricard SA	284	22,133
Publicis Groupe SA	283	30,205
Renault SA	107	3,379
Rexel SA	282	11,702
Safran SA	358	140,687
Sanofi SA	1,186	102,128
Schneider Electric SE	669	224,774
Societe Generale SA	723	67,959
SOITEC(a)	3	365
STMicroelectronics NV	631	33,707
Technip Energies NV	479	16,567
Thales SA	102	29,037
TotalEnergies SE	2,027	178,701
Unibail-Rodamco-Westfield, New	60	7,310
Valeo SE	128	2,215
Veolia Environnement SA	421	16,753
Vinci SA	482	68,055
		2,323,834
Germany — 9.3%
adidas AG	104	19,242
Allianz SE, Registered	473	235,602
BASF SE	893	51,842
Bayer AG, Registered	1,074	59,602
Bayerische Motoren Werke AG	267	18,301
Beiersdorf AG	60	5,573
Brenntag SE	49	3,455
Continental AG	83	6,903
Daimler Truck Holding AG	302	17,081
Delivery Hero SE, Class A(a)(b)	90	3,923
Deutsche Bank AG, Registered	2,157	79,391
Deutsche Boerse AG	219	65,967
Deutsche Post AG, Registered	1,351	90,249
Deutsche Telekom AG, Registered	3,982	122,888
E.ON SE	2,401	51,725
Evonik Industries AG	389	7,869
Fresenius Medical Care AG	102	5,235
Fresenius SE & Co. KGaA	406	20,867
GEA Group AG	169	12,006
Hannover Rueck SE	102	29,401
Heidelberg Materials AG	106	19,733
Henkel AG & Co. KGaA	42	3,441
Hensoldt AG	65	5,971
HOCHTIEF AG	8	4,100
Infineon Technologies AG	1,488	106,784
KION Group AG	102	4,616
Mercedes-Benz Group AG	582	31,468
Merck KGaA	179	29,583
MTU Aero Engines AG	42	17,610
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	161	96,713
Nemetschek SE	108	7,280
Rational AG	5	3,893
RWE AG	755	49,666
Security	Shares	Value
Germany (continued)
SAP SE	1,215	$222,704
Scout24 SE(b)	84	7,202
Siemens AG, Registered	906	296,848
Siemens Energy AG(a)	882	150,684
Siemens Healthineers AG(b)	461	19,632
Symrise AG, Class A	103	10,570
Tkms AG & Co. KGaA(a)	5	476
Vonovia SE	680	16,497
Zalando SE(a)(b)	131	4,273
		2,016,866
Hong Kong — 1.2%
AIA Group Ltd.	9,800	98,793
BOC Hong Kong Holdings Ltd.	3,500	23,275
CK Hutchison Holdings Ltd.	1,000	9,369
CK Infrastructure Holdings Ltd., Class L	500	3,988
CLP Holdings Ltd.	500	4,971
Galaxy Entertainment Group Ltd., Class L	2,000	8,722
Guotai Junan International Holdings Ltd.	9,000	2,422
HKT Trust & HKT Ltd., Class SS	2,000	3,386
Hong Kong & China Gas Co. Ltd.	5,000	4,476
Hongkong Land Holdings Ltd.	400	3,244
Jardine Matheson Holdings Ltd.	100	6,642
Link REIT	2,300	11,464
Power Assets Holdings Ltd.	500	3,764
Sands China Ltd.	3,600	6,751
Sino Land Co. Ltd.	6,000	8,172
SITC International Holdings Co. Ltd.	2,000	10,084
Sun Hung Kai Properties Ltd.	1,000	15,695
Techtronic Industries Co. Ltd.	1,000	16,800
Time Interconnect Technology Ltd.	1,000	1,677
WH Group Ltd.(b)	3,000	3,228
Wharf Real Estate Investment Co. Ltd.	3,000	10,146
		257,069
Ireland — 0.3%
Bank of Ireland Group PLC	1,364	28,644
Kerry Group PLC, Class A	165	15,752
Kingspan Group PLC	166	15,429
Octave Intelligence PLC(a)	24	430
		60,255
Israel — 0.6%
Clal Insurance Enterprises Holdings Ltd.	26	1,968
Elbit Systems Ltd.	26	21,004
Enlight Renewable Energy Ltd.(a)	83	7,044
Harel Insurance Investments & Financial Services Ltd.	147	8,427
ICL Group Ltd.	1,142	5,836
Israel Discount Bank Ltd., Class A	638	6,658
Mizrahi Tefahot Bank Ltd.	461	34,307
Nova Ltd.(a)	29	11,524
OPC Energy Ltd.(a)	161	5,051
Phoenix Financial Ltd.	178	9,980
Tel Aviv Stock Exchange Ltd.	46	1,772
Tower Semiconductor Ltd.(a)	106	23,221
		136,792
Italy — 3.6%
A2A SpA	221	577
Amplifon SpA	120	1,680
Banca Mediolanum SpA	340	9,110
Banco BPM SpA	1,222	22,311
BPER Banca SpA	1,527	24,812
Buzzi SpA	69	3,273
Enel SpA	9,515	107,457

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Eni SpA	1,964	$54,632
Ferrari NV	103	40,499
Fincantieri SpA(a)	180	2,829
FinecoBank Banca Fineco SpA	575	15,753
Generali	901	45,662
Intesa Sanpaolo SpA	20,262	153,167
Leonardo SpA	253	16,125
Moncler SpA	149	8,475
Nexi SpA(b)	1,047	5,131
Poste Italiane SpA	89	2,692
Prysmian SpA	303	41,812
Snam SpA	310	2,102
Stellantis NV(a)	1,981	11,406
Tenaris SA, NVS	198	5,681
Terna - Rete Elettrica Nazionale	3,120	35,768
UniCredit SpA	1,593	150,239
Unipol Assicurazioni SpA	520	16,271
		777,464
Japan — 22.1%
Advantest Corp.	500	98,791
Aeon Co. Ltd.	2,600	22,307
AGC, Inc.	100	3,771
Aisin Corp.	200	2,757
Ajinomoto Co., Inc.	700	21,587
Anritsu Corp.	200	4,371
Asahi Kasei Corp.	1,200	12,810
Asics Corp.	400	11,794
Astellas Pharma, Inc.	1,600	21,976
BayCurrent, Inc.	200	9,021
Bridgestone Corp.	500	12,348
Canon, Inc.	900	25,052
Central Japan Railway Co.	700	17,419
Chiba Bank Ltd.(The)	400	6,502
Chugai Pharmaceutical Co. Ltd.	600	26,035
CyberAgent, Inc.	800	7,309
Daifuku Co. Ltd.	400	14,734
Daiichi Life Group, Inc.	3,100	37,378
Daiichi Sankyo Co. Ltd.	2,800	45,252
Daikin Industries Ltd.	300	43,456
Daiwa House Industry Co. Ltd.	1,100	32,303
Daiwa Securities Group, Inc.	2,900	32,441
Denso Corp.	2,300	28,242
Dentsu Group, Inc.(a)	200	4,438
Disco Corp.	100	35,743
DMG Mori Co. Ltd.	200	4,576
East Japan Railway Co.	900	20,708
Ebara Corp.	200	6,790
Eisai Co. Ltd.	700	21,044
ENEOS Holdings, Inc.	3,500	28,905
FANUC Corp.	700	28,207
Fast Retailing Co. Ltd.	100	48,967
Fuji Electric Co. Ltd.	100	8,727
FUJIFILM Holdings Corp.	1,300	30,602
Fujikura Ltd.	900	22,839
Fujitsu Ltd.	2,600	59,928
Furukawa Electric Co. Ltd.	500	9,541
Hamamatsu Photonics KK	300	4,271
Hitachi Ltd.	5,200	170,407
Honda Motor Co. Ltd.	2,400	24,191
Hoya Corp.	300	45,875
Ibiden Co. Ltd.	100	10,004
IHI Corp.	1,100	19,233
Security	Shares	Value
Japan (continued)
Inpex Corp.	700	$16,134
ITOCHU Corp.	8,000	100,397
Japan Exchange Group, Inc.	1,400	19,044
Japan Post Bank Co. Ltd.	1,400	27,069
Japan Post Holdings Co. Ltd.	900	13,315
Japan Post Insurance Co. Ltd.	400	4,404
Japan Tobacco, Inc.	600	26,752
JX Advanced Metals Corp.	500	11,584
Kajima Corp.	400	13,366
Kansai Electric Power Co., Inc.(The)	800	12,116
Kao Corp.	1,600	32,890
Kawasaki Heavy Industries Ltd.	600	10,251
Kawasaki Kisen Kaisha Ltd.	900	16,037
KDDI Corp.	3,100	57,114
Keyence Corp.	100	50,159
Kioxia Holdings Corp.(a)	100	27,874
Kirin Holdings Co. Ltd.	200	3,700
Kobe Bussan Co. Ltd.	200	3,497
Komatsu Ltd.	600	26,034
Kubota Corp.	200	3,393
Kyocera Corp.	1,000	22,807
Kyowa Kirin Co. Ltd.	400	6,421
LY Corp.	2,800	7,801
M3, Inc.	400	4,481
Makita Corp.	200	6,442
Marubeni Corp.	800	25,857
Minebea Mitsumi, Inc.	200	4,555
Mitsubishi Corp.	3,000	89,678
Mitsubishi Electric Corp.	1,300	46,830
Mitsubishi Estate Co. Ltd.	1,100	26,705
Mitsubishi HC Capital, Inc.	2,800	25,780
Mitsubishi Heavy Industries Ltd.	3,600	84,104
Mitsubishi UFJ Financial Group, Inc.	13,000	290,374
Mitsui & Co. Ltd.	2,500	76,711
Mitsui Fudosan Co. Ltd.	4,000	38,966
Mitsui OSK Lines Ltd.	300	11,083
Mizuho Financial Group, Inc.	2,700	139,979
MonotaRO Co. Ltd.	300	3,786
MS&AD Insurance Group Holdings, Inc.	600	18,470
Murata Manufacturing Co. Ltd.	1,000	45,564
NEC Corp.	1,100	32,691
Nidec Corp.(a)	500	8,029
Nikon Corp.	300	3,565
Nintendo Co. Ltd.	800	38,162
Nippon Sanso Holdings Corp.	200	7,190
Nippon Steel Corp.	8,100	32,998
Nippon Yusen KK	600	23,038
Nitori Holdings Co. Ltd.	600	9,680
Nitto Denko Corp.	1,400	29,563
Nomura Holdings, Inc.	3,100	29,991
Nomura Research Institute Ltd.	400	11,833
NSK Ltd.	400	2,849
NTT, Inc.	62,700	60,099
Obayashi Corp.	800	15,723
Obic Co. Ltd.	400	11,473
Olympus Corp.	600	6,858
Ono Pharmaceutical Co. Ltd.	800	11,956
Oriental Land Co. Ltd./Japan	1,300	25,948
ORIX Corp.	1,000	40,359
Osaka Gas Co. Ltd.	200	6,862
Otsuka Corp.	900	18,571
Otsuka Holdings Co. Ltd.	300	20,802

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Pan Pacific International Holdings Corp.	5,000	$28,352
Panasonic Holdings Corp.	2,400	63,462
Penta-Ocean Construction Co. Ltd.	100	931
Rakuten Group, Inc.(a)	5,400	28,156
Recruit Holdings Co. Ltd.	1,100	86,989
Renesas Electronics Corp.	1,400	28,061
Resona Holdings, Inc.	2,800	37,970
Resonac Holdings Corp.	200	16,660
Ryohin Keikaku Co. Ltd.	500	13,115
Sanrio Co. Ltd.	1,200	9,597
SBI Holdings, Inc.	900	16,990
SCREEN Holdings Co. Ltd.	100	7,628
Sekisui House Ltd.	1,100	24,082
Seven & i Holdings Co. Ltd.	1,500	19,890
Shimadzu Corp.	600	15,260
Shimizu Corp.	500	7,365
Shin-Etsu Chemical Co. Ltd.	1,300	46,345
Shionogi & Co. Ltd.	700	12,657
Shiseido Co. Ltd.	600	11,852
SoftBank Corp.	64,000	89,829
SoftBank Group Corp.	3,300	102,787
Sompo Holdings, Inc.	400	17,759
Sony Financial Group, Inc.	15,700	15,221
Sony Group Corp.	5,900	137,876
Subaru Corp.	100	1,702
Sumitomo Chemical Co. Ltd.	800	2,589
Sumitomo Corp.	5,000	51,900
Sumitomo Electric Industries Ltd.	2,800	37,058
Sumitomo Heavy Industries Ltd.	100	3,233
Sumitomo Metal Mining Co. Ltd.	400	20,106
Sumitomo Mitsui Financial Group, Inc.	3,800	163,282
Sumitomo Mitsui Trust Group, Inc.	3,200	32,905
Sumitomo Realty & Development Co. Ltd.	800	17,931
Suzuki Motor Corp.	800	10,443
Sysmex Corp.	300	3,029
T&D Holdings, Inc.	400	12,606
Taisei Corp.	100	8,100
Takeda Pharmaceutical Co. Ltd.	1,500	51,503
TDK Corp.	2,600	49,994
Terumo Corp.	1,200	17,604
Toho Co. Ltd./Tokyo	600	5,740
Tokio Marine Holdings, Inc.	1,200	61,160
Tokyo Electron Ltd.	200	66,867
Tokyo Gas Co. Ltd.	200	7,721
TOPPAN Holdings, Inc.	400	11,216
Toray Industries, Inc.	2,500	17,958
Toyota Motor Corp.	9,400	177,892
Toyota Tsusho Corp.	600	24,903
Trend Micro, Inc./Japan	100	4,029
Yamaha Motor Co. Ltd.	200	1,673
Yokogawa Electric Corp.	400	14,266
Yokohama Financial Group, Inc.	300	3,415
ZOZO, Inc.	1,900	13,649
		4,775,724
Netherlands — 5.8%
ABN AMRO Bank NV, CVA	602	27,233
Adyen NV(a)(b)	32	32,551
Aegon Ltd.	609	5,788
Akzo Nobel NV	102	7,144
ASM International NV	45	41,677
ASML Holding NV	409	674,010
ASR Nederland NV	22	1,799
Security	Shares	Value
Netherlands (continued)
BE Semiconductor Industries NV	65	$14,906
CSG NV(a)	128	2,438
DSM-Firmenich AG	125	13,476
EXOR NV, NVS	166	13,293
Heineken Holding NV	208	17,498
Heineken NV	249	22,545
IMCD NV	10	1,093
ING Groep NV	2,913	102,367
Koninklijke Ahold Delhaize NV, Class N	1,325	52,499
Koninklijke KPN NV	5,905	27,882
Koninklijke Philips NV	960	25,294
Magnum Ice Cream Co. NV (The)(a)	240	4,485
NN Group NV	248	23,377
Prosus NV	1,477	68,640
QIAGEN NV	309	12,715
SBM Offshore NV	203	7,581
Universal Music Group NV	862	14,223
Wolters Kluwer NV	467	36,664
		1,251,178
New Zealand — 0.2%
Contact Energy Ltd.	3,680	19,680
Fisher & Paykel Healthcare Corp. Ltd., Class C	600	14,350
Infratil Ltd.	1,700	14,757
Meridian Energy Ltd.	360	1,207
		49,994
Norway — 0.7%
Aker BP ASA	565	20,145
DNB Bank ASA	1,343	43,243
Equinor ASA	909	37,315
Kongsberg Gruppen ASA	506	15,814
Norsk Hydro ASA	1,648	15,201
Orkla ASA	847	9,409
Telenor ASA	707	9,981
Yara International ASA	222	10,472
		161,580
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	2,240	2,760
EDP SA	4,066	20,937
Galp Energia SGPS SA	481	10,924
Jeronimo Martins SGPS SA	208	4,171
		38,792
Singapore — 1.1%
CapitaLand Ascendas REIT	8,500	17,025
CapitaLand Integrated Commercial Trust	12,000	23,289
CapitaLand Investment Ltd./Singapore	6,800	14,092
Keppel Ltd.	2,800	25,007
Oversea-Chinese Banking Corp. Ltd.	1,700	38,612
Seatrium Ltd.	2,200	3,686
Singapore Airlines Ltd.	4,700	28,194
Singapore Technologies Engineering Ltd.	900	7,072
Singapore Telecommunications Ltd.	12,800	44,287
United Overseas Bank Ltd.	800	27,055
Yangzijiang Shipbuilding Holdings Ltd.	2,000	6,105
		234,424
Spain — 4.7%
Acciona SA	10	2,750
ACS Actividades de Construccion y Servicios SA	187	23,837
Aena SME SA(b)	770	23,737
Amadeus IT Group SA	587	36,228
Banco Bilbao Vizcaya Argentaria SA	6,827	191,374
Banco de Sabadell SA	4,864	18,674

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Banco Santander SA	17,131	$243,642
Bankinter SA	1,149	21,136
CaixaBank SA	2,245	32,612
Cellnex Telecom SA(b)	630	19,570
Endesa SA	181	8,814
Ferrovial NV	430	28,168
Grifols SA	202	2,321
Iberdrola SA	6,851	162,736
Indra Sistemas SA	49	3,222
Industria de Diseno Textil SA	1,006	65,655
International Consolidated Airlines Group SA, Class DI	1,489	8,698
Naturgy Energy Group SA	984	32,826
Repsol SA	1,129	34,458
Telefonica SA	10,381	42,860
Unicaja Banco SA(b)	1,084	4,168
		1,007,486
Sweden — 4.2%
AddTech AB, Class B	345	12,553
Alfa Laval AB	563	33,317
Assa Abloy AB, Class B	979	36,327
Atlas Copco AB, Class A	3,741	79,047
Atlas Copco AB, Class B	2,298	42,461
Beijer Ref AB, Class B	143	2,018
Boliden AB	677	34,065
Epiroc AB, Class A	607	15,561
Epiroc AB, Class B	340	7,455
EQT AB	595	20,210
Essity AB, Class B	260	7,553
Evolution AB(a)(b)	6	458
Fastighets AB Balder, Class B(a)	1	5
H & M Hennes & Mauritz AB, Class B	690	12,636
Hexagon AB, Class B	4,031	39,788
Industrivarden AB, Class C	181	10,358
Indutrade AB	480	12,051
Investment AB Latour, Class B	230	4,852
Investor AB, Class B	2,687	116,073
L E Lundbergforetagen AB, Class B	89	5,346
Lifco AB, Class B	47	1,601
Nibe Industrier AB, Class B	1,248	5,003
Nordea Bank Abp	3,677	74,213
Saab AB, Class B	290	18,223
Sandvik AB	1,181	44,163
Skandinaviska Enskilda Banken AB, Class A	2,259	52,934
Skanska AB, Class B	461	12,936
SKF AB, Class B	720	19,488
Svenska Handelsbanken AB, Class A	956	14,618
Swedbank AB, Class A	1,291	51,640
Swedish Orphan Biovitrum AB(a)	67	3,320
Tele2 AB, Class B	741	12,837
Telefonaktiebolaget LM Ericsson, Class B	3,558	34,999
Telia Co. AB	843	3,907
Trelleborg AB, Class B	44	1,956
Volvo AB, Class B	1,426	54,547
		898,519
Switzerland — 8.8%
ABB Ltd., Registered	1,662	163,971
Alcon AG	446	30,631
Barry Callebaut AG, Registered	1	1,393
Belimo Holding AG, Registered	7	7,300
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1	11,542
Security	Shares	Value
Switzerland (continued)
Cie Financiere Richemont SA, Class A, Registered	466	$110,135
Comet Holding AG, Registered	1	406
Galderma Group AG	146	31,771
Geberit AG, Registered	23	15,155
Givaudan SA, Registered	5	19,984
Helvetia Baloise Holding AG, Registered	69	18,504
Holcim AG	587	53,314
Julius Baer Group Ltd.	265	23,299
Kuehne + Nagel International AG, Registered	105	26,739
Logitech International SA, Registered	141	14,400
Lonza Group AG, Registered	49	34,152
Nestle SA, Registered	2,461	245,979
Novartis AG, Registered	1,860	290,889
Partners Group Holding AG	10	8,335
Roche Holding AG, Bearer	30	13,299
Roche Holding AG, NVS	731	319,515
Sandoz Group AG	327	26,656
Schindler Holding AG, Participation Certificates, NVS	28	8,814
Schindler Holding AG, Registered	10	3,059
SGS SA	290	34,364
Sika AG, Registered	142	31,949
Sonova Holding AG, Registered	26	7,084
Straumann Holding AG	85	10,526
Sunrise Communications AG, Class A(a)	1	53
Swiss Life Holding AG, Registered	8	9,440
Swiss Re AG	148	24,629
Swisscom AG, Registered	21	16,137
Swissquote Group Holding SA	21	1,094
UBS Group AG, Registered	3,084	163,013
VAT Group AG(b)	25	18,712
Zurich Insurance Group AG	143	108,927
		1,905,170
United Kingdom — 15.0%
3i Group PLC	1,000	38,498
Admiral Group PLC	189	9,581
Airtel Africa PLC(b)	150	677
Anglo American PLC, NVS	1,465	74,161
Antofagasta PLC	502	25,020
AstraZeneca PLC	1,666	283,404
Autotrader Group PLC(b)	461	3,255
Aviva PLC	2,940	27,516
BAE Systems PLC	3,007	85,126
Barclays PLC	13,589	93,405
Barratt Redrow PLC	402	1,598
Berkeley Group Holdings PLC(a)	26	1,228
BP PLC	15,884	119,339
British American Tobacco PLC	1,827	110,828
BT Group PLC	6,786	18,374
Bunzl PLC	286	10,793
Centrica PLC	3,948	8,247
Coca-Cola HBC AG, Class DI	80	5,394
Compass Group PLC	1,486	47,189
Convatec Group PLC(b)	266	804
Diageo PLC	1,990	43,714
easyJet PLC	110	936
Endeavour Mining PLC	162	7,728
Experian PLC	1,532	57,802
Fresnillo PLC	247	8,320
Glencore PLC	10,116	74,508
GSK PLC	4,175	108,562
Haleon PLC	11,320	55,418
Halma PLC	488	23,315

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Harbour Energy PLC	610	$1,979
HSBC Holdings PLC	16,783	357,399
IMI PLC	240	9,537
Imperial Brands PLC	388	14,725
Informa PLC	945	11,321
InterContinental Hotels Group PLC	86	13,907
J Sainsbury PLC	2,743	13,228
Kingfisher PLC	869	3,625
Land Securities Group PLC	268	2,553
Lloyds Banking Group PLC	32,727	50,583
London Stock Exchange Group PLC	472	53,096
Marks & Spencer Group PLC	1,307	7,145
Melrose Industries PLC	266	1,636
Mondi PLC, NVS	644	7,765
National Grid PLC	4,929	78,893
NatWest Group PLC, NVS	7,944	74,933
Next PLC	68	13,618
Pearson PLC	28	473
Prudential PLC	2,359	35,452
Reckitt Benckiser Group PLC	682	48,134
RELX PLC	2,233	78,539
Rentokil Initial PLC	1,292	5,950
Rightmove PLC	663	4,157
Rio Tinto PLC	1,164	113,105
Rolls-Royce Holdings PLC	8,989	179,328
Sage Group PLC(The)	2,628	34,619
Segro PLC	260	3,396
Shell PLC	5,863	268,359
Smith & Nephew PLC	664	10,387
Smiths Group PLC	702	25,068
Spirax Group PLC	130	12,188
SSE PLC	1,125	35,543
St. James's Place PLC	107	1,520
Standard Chartered PLC	1,941	57,391
Taylor Wimpey PLC	2,144	2,257
Tesco PLC	8,342	54,908
Unilever PLC	2,343	149,079
United Utilities Group PLC	946	17,619
Vodafone Group PLC	21,606	34,289
Weir Group PLC(The)	262	9,347
Wise Group PLC, Class A(a)	1,065	12,720
WPP PLC	385	1,555
		3,256,066
Security	Shares	Value
United States — 0.1%
Sunbelt Rentals Holdings, Inc.	346	$24,790
Total Common Stocks — 99.0% (Cost: $20,415,701)		21,432,342
Preferred Stocks
Germany — 0.2%
Dr. Ing hc F Porsche AG, Preference Shares, NVS	10	490
Henkel AG & Co. KGaA, Preference Shares, NVS	130	11,333
Porsche Automobil Holding SE, Preference Shares, NVS	140	4,647
Sartorius AG, Preference Shares, NVS	28	7,057
Volkswagen AG, Preference Shares, NVS	207	17,889
		41,416
Total Preferred Stocks — 0.2% (Cost: $43,405)		41,416
Total Long-Term Investments — 99.2% (Cost: $20,459,106)		21,473,758
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	160,000	160,000
Total Short-Term Securities — 0.7% (Cost: $160,000)		160,000
Total Investments — 99.9% (Cost: $20,619,106)		21,633,758
Other Assets Less Liabilities — 0.1%		19,748
Net Assets — 100.0%		$21,653,506

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$220,000	$—	$(60,000)(a)	$—	$—	$160,000	160,000	$1,537	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced International Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$217,789	$21,214,553	$—	$21,432,342
Preferred Stocks	—	41,416	—	41,416
Short-Term Securities
Money Market Funds	160,000	—	—	160,000
	$377,789	$21,255,969	$—	$21,633,758

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust